Consolidated cash flow statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [line items]
Net income	$ 1,695	$ 2,895	$ 3,914	$ 4,954
Reversal of non-cash items and other adjustments	3,061	1,900	5,414	4,266
Dividends received from associated companies and others	1	1	1	523
Interest received	21	2	38	6
Interest paid	(198)	(189)	(308)	(301)
Other financial payments	(13)	(39)	(43)	(322)
Income taxes paid	(606)	(409)	(1,239)	(1,144)
Net cash flows from operating activities from continuing operations before working capital and provision changes	3,961	4,161	7,777	7,982
Payments out of provisions and other net cash movements in non-current liabilities	(152)	(159)	(308)	(376)
Change in net current assets and other operating cash flow items	(54)	130	(2,065)	(1,344)
Net cash flows from operating activities	3,755	4,132	5,404	6,262
Purchases of property, plant and equipment	(257)	(321)	(514)	(567)
Proceeds from sale of property, plant and equipment	13	19	46	85
Purchases of intangible assets	(326)	(276)	(928)	(888)
Proceeds from sale of intangible assets	127	546	193	629
Purchases of financial assets	(38)	(42)	(73)	(78)
Proceeds from sale of financial assets	30	204	96	428
Purchases of other non-current assets		(30)		(42)
Proceeds from sale of other non-current assets		3		3
Divestments and acquisitions of interests in associated companies, net	(2)	(2)	(20)	(4)
Acquisitions and divestments of businesses, net	(59)	0	(880)	(209)
Purchases of marketable securities, commodities and time deposits	(13,233)	(45)	(17,454)	(95)
Proceeds from sale of marketable securities, commodities and time deposits	2,117	42	17,271	1,621
Net cash flows (used in)/from investing activities from continuing operations	(11,628)	98	(2,263)	883
Net cash flows used in investing activities from discontinued operations		(1)		(6)
Net cash flows (used in)/from investing activities	(11,628)	97	(2,263)	877
Dividends paid to shareholders of Novartis AG			(7,506)	(7,368)
Acquisitions of treasury shares	(2,714)	(703)	(5,256)	(2,625)
Proceeds from exercised options and other treasury share transactions, net	6	23	100	53
Increase in non-current financial debts	3		6
Repayments of non-current financial debts	(1,075)	0	(1,075)	(1,466)
Change in current financial debts	1,477	(2,293)	1,955	8
Payments of lease liabilities	(74)	(78)	(151)	(158)
Other financing cash flows, net	75	115	97	91
Net cash flows used in financing activities from continuing operations	(2,302)	(2,936)	(11,830)	(11,465)
Net cash flows used in financing activities from discontinued operations		(3)		(14)
Net cash flows used in financing activities	(2,302)	(2,939)	(11,830)	(11,479)
Net change in cash and cash equivalents before effect of exchange rate changes	(10,175)	1,290	(8,689)	(4,340)
Effect of exchange rate changes on cash and cash equivalents	(52)	26	(93)	(201)
Net change in cash and cash equivalents	(10,227)	1,316	(8,782)	(4,541)
Cash and cash equivalents at beginning of period	13,852	3,801	12,407	9,658
Cash and cash equivalents at end of period	$ 3,625	$ 5,117	$ 3,625	$ 5,117